Trade and Other Receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 110	£ 205
Litigation deposits	84	78
Prepayments and accrued income	£ 24	£ 8
U.S. Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	2.20%	2.60%
UK sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.10%	0.10%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	3.60%	0.40%
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.90%	1.70%
Factoring of receivables | Collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	£ 562	£ 600
Factoring of receivables | Non collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	8	25
Supply Chain Financing Arrangements
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised	£ 171	£ 131